Document and Entity Information	May 31, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001820931
Document Type	8-K
Document Period End Date	May 31, 2022
Entity Registrant Name	Oaktree Acquisition Corp. II
Entity Incorporation State Country Code	E9
Entity File Number	001-39526
Entity Tax Identification Number	98-1551592
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	(213)
Local Phone Number	830-6300
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Fourth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	OACB.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares included as part of the units
Trading Symbol	OACB
Security Exchange Name	NYSE
Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	OACB WS
Security Exchange Name	NYSE